Insurance - Summary of Movement in Provisions for Unpaid Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Movement In Provisions For Unpaid Claims [Line Items]
Balance as at beginning of year	$ 4,773	$ 4,826
Claims costs for current accident year	2,631	2,425
Prior accident years claims development (favourable) unfavourable	(454)	(318)
Increase (decrease) due to changes in assumptions, discount rate	(78)	(84)
Increase (decrease) due to changes in assumptions, provision for adverse deviation	(18)	(5)
Claims and related expenses	2,081	2,018
Current accident year	(1,223)	(1,052)
Prior accident years	(979)	(1,019)
Cash paid for claims	(2,202)	(2,071)
Balance as at end of year	4,652	4,773
Gross amount arising from insurance contracts [member]
Disclosure Of Movement In Provisions For Unpaid Claims [Line Items]
Balance as at beginning of year	4,965	5,214
Claims costs for current accident year	2,673	2,425
Prior accident years claims development (favourable) unfavourable	(460)	(370)
Increase (decrease) due to changes in assumptions, discount rate	(78)	(83)
Increase (decrease) due to changes in assumptions, provision for adverse deviation	(19)	(11)
Claims and related expenses	2,116	1,961
Current accident year	(1,238)	(1,052)
Prior accident years	(1,023)	(1,153)
Cash paid for claims	(2,261)	(2,205)
Increase (decrease) in reinsurance/ other recoverables	(8)	(5)
Balance as at end of year	4,812	4,965
Reinsurance/ other recoverable [member]
Disclosure Of Movement In Provisions For Unpaid Claims [Line Items]
Balance as at beginning of year	192	388
Claims costs for current accident year	42
Prior accident years claims development (favourable) unfavourable	(6)	(52)
Increase (decrease) due to changes in assumptions, discount rate		1
Increase (decrease) due to changes in assumptions, provision for adverse deviation	(1)	(6)
Claims and related expenses	35	(57)
Current accident year	(15)
Prior accident years	(44)	(134)
Cash paid for claims	(59)	(134)
Increase (decrease) in reinsurance/ other recoverables	(8)	(5)
Balance as at end of year	$ 160	$ 192